MAA Consolidated Balance Sheets - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Land	$ 1,836,417	$ 1,816,008
Buildings, Improvements, and Other	11,281,504	10,853,474
Development and capital improvements in progress	116,833	231,224
Real estate investment property, at cost	13,234,754	12,900,706
Less accumulated depreciation	(2,075,071)	(1,674,801)
Real Estate Investment Property, Net	11,159,683	11,225,905
Undeveloped land	57,285	71,464
Investments in real estate joint ventures	44,956	44,493
Real estate assets, net	11,261,924	11,341,862
Cash and cash equivalents	10,750	33,536
Restricted cash	78,117	88,264
Other assets	135,807	140,829
Real Estate Held-for-sale	5,321	0
Total assets	11,491,919	11,604,491
Liabilities:
Unsecured notes payable	3,525,765	3,180,624
Secured notes payable	976,292	1,319,088
Accrued expenses and other liabilities	405,560	452,605
Total liabilities	4,907,617	4,952,317
Redeemable stock	10,408	10,073
Shareholders' equity
Preferred Stock, Value, Outstanding	9	9
Common stock, $0.01 par value per share, 100,000,000 shares authorized; 75,408,571 and 75,267,675 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively	1,134	1,133
Additional paid-in capital	7,121,112	7,109,012
Accumulated distributions in excess of net income	(784,500)	(707,479)
Accumulated other comprehensive (loss) income	2,157	1,144
Total MAA shareholders' equity	6,339,912	6,403,819
Noncontrolling interest	231,676	235,976
Total equity	6,571,588	6,639,795
Noncontrolling Interest in Joint Ventures	2,306	2,306
Permanent Equity Attributable to Parent and Noncontrolling Interest	6,573,894	6,642,101
Total liabilities and equity	$ 11,491,919	$ 11,604,491
Redeemable stock, shares/units issued and outstanding	103,504	103,578